Income Taxes - Schedule of Components of The Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Components of Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 37,760	$ 31,513
Depreciable assets	223	276
Intangible assets	843	559
Research and development capitalization	17,883	14,841
Inventory allowance	3,675	4,926
Accrued liabilities and other	1,787	1,459
Uniform capitalization	304	959
Sales return allowance	204	284
Warrants	1,019	606
Total deferred tax assets	63,698	55,423
Less: valuation allowance	(63,698)	(55,423)
Net deferred tax assets	$ 0	$ 0